Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB GOVERNMENT EXCHANGE RESERVES
Prospectus Date	rr_ProspectusDate	Jul. 11, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017